Income Taxes - Schedule of Components of the Company’S Deferred Tax Asset and Liability (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets
Right-of-use assets – finance lease	$ 984	$ 1,177
Provision for allowance of credit losses	11,845	8,572
Deferred tax assets, Total	$ 12,829	$ 9,749